SCHEDULE OF BANK BORROWINGS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short-term bank borrowings		$ 2,648,199	$ 2,726,197
Subtotal		2,814,862	2,429,465
Total		2,938,161
Borrowings [Member]
Short-Term Debt [Line Items]
Subtotal		2,814,862	2,429,465
Total		5,586,360	5,751,997
Borrowings [Member] | Bank of Jiaxing [Member]
Short-Term Debt [Line Items]
Short-term bank borrowings	[1]	2,648,199	2,726,197
Long-term bank borrowings, current portion	[1]	123,299	596,335
Subtotal		2,771,498	3,322,532
Long-term borrowings non-current portion	[1]	$ 2,814,862	$ 2,429,465

[1]	During the years ended December 31, 2022, 2023 and 2024, the Company continuously entered into certain bank borrowings for the purpose of obtaining financing. The bank borrowings were joint secured by Mr. Ming-Chao Huang and Ms. Shu-Hui Cai, the shareholders of the Company, and pledged by the Company’s property, plant and equipment amounting to US$4,239,550 and US$3,894,697 as of December 31, 2023 and 2024, respectively.